Submission	Jun. 11, 2026
Submission [Line Items]
Central Index Key	0001562476
Registrant Name	Taylor Morrison Home Corp
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES